Earnings per share - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Entity Information [Line Items]
Profit for the period	€ 22.4	€ 62.4
Weighted average number of ordinary shares outstanding	176,900,000	174,000,000
Weighted average number of Founder Preferred Shares outstanding	1,500,000	1,500,000
Preference shares, dividend payment terms, weighted average share price, minimum term required	10 days	10 days	10 days
Non-Executive Directors Award
Entity Information [Line Items]
Adjusted shares for dilutive impact of 2017 non-executive restricted stock awards (in shares)	53,498
Management Award 2016 [Member]
Entity Information [Line Items]
Adjusted shares for dilutive impact of 2017 non-executive restricted stock awards (in shares)	278,209
Management Award 2017 [Member]
Entity Information [Line Items]
Adjusted shares for dilutive impact of 2017 non-executive restricted stock awards (in shares)	85,315